Other (Losses)/Gains-Net - Schedule of Other (Losses)/Gains-Net (Parenthetical) (Details) ¥ in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	May 31, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other Income (Losses) Net [Abstract]
Other loss	¥ 7,000	¥ (953)		¥ 7,093
Losses partially recovered from cyber insurance		¥ 1,000	$ 0.1